CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Parentheticals) (Details)	Dec. 31, 2018 $ / shares shares	Jul. 11, 2018 $ / shares	Dec. 31, 2017 $ / shares shares	Jan. 08, 2014 $ / shares
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, shares authorized	3,800,000,000		3,800,000,000
Ordinary shares, par value (in dollars per share) | (per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued	1,371,643,240		1
Parent Company
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, shares authorized	3,800,000,000		3,800,000,000
Ordinary shares, par value (in dollars per share) | (per share)	$ 0.0001		$ 0.0001
Common stock, shares issued	1,371,643,240		1